Submission	Sep. 24, 2025
Submission [Line Items]
Central Index Key	0001776111
Registrant Name	MBX Biosciences, Inc.
Registration File Number	333-290447
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A